Condensed Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Class A and Class F Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Class A Common Stock [Member]
Mezzanine equity, beginning balance at Dec. 31, 2018						$ 94,151	$ 0
Mezzanine equity, beginning balance (in shares) at Dec. 31, 2018						71,095,463	0
Beginning Balance at Dec. 31, 2018	$ (71,357)	$ 5	$ 9,754	$ (2)	$ (81,114)
Beginning Balance (shares) at Dec. 31, 2018		51,152,211
Issuance of Series D convertible preferred stock, net of issuance costs						$ 92,590
Issuance of Series D convertible preferred stock, net of issuance costs (in shares)						13,418,728
Issuance of Class A Common Stock Warrants	61		61
Exercise of vested stock options	23		23
Exercise of vested stock options (in shares)		175,328
Early exercise of unvested stock options (in shares)		1,005,116
Vesting of early exercised stock options	12		12
Forfeiture of unvested early exercised shares		(7,138)
Stock-based compensation	8,028		8,028
Reclassification associated with Class A common stock subject to redemption							$ 4,500
Reclassification associated with Class A common stock subject to redemption (in shares)							737,058
Reclassification associated with Class A common stock subject to redemption	(4,500)		(4,500)
Reclassification associated with Class A common stock subject to redemption (in shares)		(737,058)
Other comprehensive (loss) income	4			4
Net Loss	(72,064)				(72,064)
Mezzanine equity, ending balance at Dec. 31, 2019	$ 191,241					$ 186,741	$ 4,500
Mezzanine equity, ending balance (in shares) at Dec. 31, 2019	84,514,191					84,514,191	737,058
Ending Balance at Dec. 31, 2019	$ (139,793)	$ 5	13,378	2	(153,178)
Ending Balance (shares) at Dec. 31, 2019		51,588,459
Issuance of Series D convertible preferred stock, net of issuance costs						$ 51,900
Issuance of Series D convertible preferred stock, net of issuance costs (in shares)						$ 7,472,062
Exercise of Series C convertible preferred stock warrants (in shares)						1,341,865
Exercise of Series C convertible preferred stock warrants						$ 11,321
Exercise of vested stock options	123		123
Exercise of vested stock options (in shares)		167,655
Early exercise of unvested stock options (in shares)		17,924
Vesting of early exercised stock options	31		31
Forfeiture of unvested early exercised shares		(595,196)
Stock-based compensation	5,831		5,831
Exercise of Class A common stock warrants (in shares)		1,051,206
Exercise of Class A common stock warrants	561		561
Expiration of the Class A common stock redemption right (in Shares)							(737,058)
Expiration of the Class A common stock redemption right							$ (4,500)
Expiration of the Class A common stock redemption right (in Shares)		737,058
Expiration of the Class A common stock redemption right	4,500		4,500
Other comprehensive (loss) income	(13)			(13)
Net Loss	(18,114)				(18,114)
Mezzanine equity, ending balance at Dec. 31, 2020	$ 249,962					$ 249,962	$ 0
Mezzanine equity, ending balance (in shares) at Dec. 31, 2020	93,328,118					93,328,118	0
Ending Balance at Dec. 31, 2020	$ (146,874)	$ 5	$ 24,424	$ (11)	$ (171,292)
Ending Balance (shares) at Dec. 31, 2020		52,967,106